                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.c. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08671
                                                      ----------

                 Eaton Vance Advisers Senior Floating Rate Fund
                 ----------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

       [logo]

   EATON VANCE(R)
===================
MANAGED INVESTMENTS

[graphic omitted]

Semiannual Report May 31, 2004

                                   EATON VANCE
                                    ADVISERS
                                     SENIOR
                                 FLOATING-RATE
                                      FUND

[graphic omitted]

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
  1-800-262-1122.

                             ----------------------

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

--------------------------------------------------------------------------------
From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Eaton Vance Advisers Senior Floating-Rate Fund as of May 31, 2004

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------

o Amid a rebounding economy, stronger business conditions and an improving credit climate, the loan market benefited from strengthening underlying fundamentals in the six-months ended May 31, 2004. Especially noteworthy were improving corporate balance sheets and a lower estimated default rate.

o Loan market performance in 2004 has been less influenced by price movement and more so by interest payments. Loan credit spreads narrowed during the period, but remained at relatively attractive levels, resulting in strong investor demand.

o With signs of rising inflation in 2004, the Federal Reserve raised its Federal Funds rate - a short-term interest rate benchmark - in June, the first such move since May 2000. Floating-rate loans - with their interest rate-reset provisions - have historically produced higher income returns in a rising interest rate environment.

The Fund
--------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund distributed $0.134 in income dividends during the six months ended May 31, 2004. Based on a $9.34 net asset value on May 31, 2004, the Fund had a distribution rate of 2.75%.(1) The Fund's SEC 30-day yield at May 31 was 2.73%.(2)

o The Fund had a six-month total return of 3.11%. That return was the result of an increase in net asset value per share to $9.34 on May 31, 2004 from $9.19 on November 30, 2003 and the reinvestment of all dividends.

THE PORTFOLIO'S INVESTMENTS

o Management continued its efforts at broad sector diversification.(3) The Portfolio had investments in 50 different industries and 346 borrowers at May 31, with no industry constituting more than 7% of the Portfolio. The average loan as a percentage of the Portfolio's total net assets was just 0.26%. The largest sector weightings included real estate, chemicals, publishing and printing, auto components and manufacturing.

o The Portfolio's investments included companies that have been beneficiaries of an economic recovery. Real estate was the largest weighting, with holdings including companies that manage retail, apartment and commercial office properties. Chemical producers have seen rising demand, with an increase in industrial output. Manufacturers have gained momentum from rising economic activity, with industrial and technology companies seeing orders rise in response to increased capital spending. Broadcast media companies have seen rising revenues as companies increased their advertising budgets.

o The Portfolio also maintained investments in non-economically sensitive sectors. The Portfolio's largest holding was a leading cable operator that saw consistent revenue growth from its high-speed data and digital video services. The Portfolio also had investments in the health care, food and beverages and entertainment areas, where revenues are typically less leveraged to the overall economy and are, therefore, somewhat insulated from an unexpected downturn in the economy.

o While no specific sectors hurt the Portfolio's performance, our conservative credit approach led us to underweight the telecom sector, even though this area was among the market's stronger performers during the past year. While the short-term performance of the telecom group was impressive, we continue to be very selective within the sector. The CSFB Leveraged Loan Index, the Portfolio's benchmark, had a total return of 3.10% for the six months ended May 31, 2004.(5)

--------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
--------------------------------------------------------------------------------

Fund Information
as of May 31, 2004

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                                6.93%
Five years                                              4.08
Life of Fund (3/20/98)                                  4.59

SEC Average Annual Total Returns
--------------------------------------------------------------------------------
One year                                                6.93%
Five years                                              4.08
Life of Fund (3/20/98)                                  4.59

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (3) The Fund is non-diversified. (4) The CSFB Leveraged Loan Index is a representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

--------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
--------------------------------------------------------------------------------

Eaton Vance Advisers Senior Floating-Rate Fund as of May 31, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2004

Assets
--------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $67,252,376)                                    $67,123,499
Receivable for Fund shares sold                                         509,953
--------------------------------------------------------------------------------
Total assets                                                        $67,633,452

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                       $64,115
Payable to affiliate for Trustees' fees                                      29
Accrued expenses                                                         61,360
--------------------------------------------------------------------------------
Total liabilities                                                      $125,504
--------------------------------------------------------------------------------
Net Assets                                                          $67,507,948
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $82,776,578
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                        (15,137,823)
Accumulated distributions in excess of net investment
  income                                                                 (1,930)
Net unrealized depreciation from Portfolio (computed
  on the basis
  of identified cost)                                                  (128,877)
--------------------------------------------------------------------------------
Total                                                               $67,507,948
--------------------------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
--------------------------------------------------------------------------------
($67,507,948 / 7,229,929 shares of
  beneficial interest outstanding)                                        $9.34
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of May 31, 2004

FINANCIAL STATEMENTS (Unaudited)

Statements of Operations

                                                                   For the Six
                                                                  Months Ended
Investment Income                                                 May 31, 2004
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                   $1,113,163
Dividends allocated from Portfolio                                       2,521
Expenses allocated from Portfolio                                     (138,271)
Net investment income from Portfolio                                  $977,413
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Administration fee                                                     $93,118
Trustees' fees and expenses                                                 92
Service fees                                                            66,513
Transfer and dividend disbursing agent fees                             19,495
Printing and postage                                                    17,042
Legal and accounting services                                            7,590
Registration fees                                                        6,861
Custodian fee                                                            3,357
Miscellaneous                                                              451
--------------------------------------------------------------------------------
Total expenses                                                        $214,519
--------------------------------------------------------------------------------
Net investment income                                                 $762,894
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                    $(224,536)
  Swap contracts                                                         1,599
--------------------------------------------------------------------------------
Net realized loss                                                    $(222,937)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $1,034,304
  Swap contracts                                                        (1,517)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $1,032,787
--------------------------------------------------------------------------------
Net realized and unrealized gain                                      $809,850
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $1,572,744
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of May 31, 2004

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
                                                                                               Six Months
                                                                                               Ended                 Year Ended
Increase (Decrease)                                                                            May 31, 2004          November 30,
in Net Assets                                                                                  (Unaudited)           2003
----------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                                              $762,894           $1,696,704
  Net realized loss from investment transactions and swap contracts                                  (222,937)          (3,021,722)
  Net change in unrealized appreciation (depreciation) from investments and swap contracts           1,032,787           4,859,917
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                         $1,572,744           $3,534,899
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                                                        $(765,309)         $(1,684,753)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                                 $(765,309)         $(1,684,753)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                                                    $24,863,451           $7,868,265
  Net asset value of shares issued to shareholders in payment of distributions declared               416,208              899,332
  Cost of shares redeemed                                                                          (6,849,600)         (22,677,407)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                                $18,430,059         $(13,909,810)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                             $19,237,494         $(12,059,664)

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                            $48,270,454          $60,330,118
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                                  $67,507,948          $48,270,454
----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions in excess of)
net investment income included in net assets
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                                      $(1,930)                $485
----------------------------------------------------------------------------------------------------------------------------------

                                                   See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of May 31, 2004

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                        Six Months Ended     Year Ended       Period Ended                   Year Ended December 31,
                        May 31, 2004         November 30,     November 30,     ----------------------------------------------------
                        (Unaudited)(1)       2003             2002(1)(2)       2001         2000         1999         1998(1)(3)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
beginning of period          $9.190              $8.840           $9.170           $9.510       $9.900       $9.990      $10.000
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income        $0.133              $0.301           $0.339           $0.586       $0.774       $0.668       $0.531
Net realized and
unrealized gain (loss)        0.151               0.348           (0.331)          (0.340)      (0.391)      (0.094)      (0.002)
----------------------------------------------------------------------------------------------------------------------------------
Total income from
operations                   $0.284              $0.649           $0.008           $0.246       $0.383       $0.574       $0.529
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment
income                      $(0.134)            $(0.299)         $(0.338)         $(0.586)     $(0.773)     $(0.664)     $(0.539)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions         $(0.134)            $(0.299)         $(0.338)         $(0.586)     $(0.773)     $(0.664)     $(0.539)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- end
of period                    $9.340              $9.190           $8.840           $9.170       $9.510       $9.900       $9.990
----------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                3.11%               7.46%            0.07%            2.63%        3.94%        5.93%        5.41%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000's omitted)      $67,508             $48,270          $60,330         $108,075     $205,790     $223,485      $57,273
Ratios (As a
percentage of average
daily net assets):
  Net operating expenses(5)    1.31%(6)            1.28%            1.19%(6)         1.19%        1.19%        1.19%        1.40(6)
  Interest expense(5)          0.01%(6)            0.01%            0.01%(6)         0.01%        0.01%        0.01%        0.01%(6)
  Net investment income        2.86%(6)            3.38%            4.09%(6)         6.43%        7.91%        6.75%        6.60%(6)
Portfolio Turnover of
the Portfolio                    49%                 47%              42%              33%          47%          64%          56%
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a
percentage of
average daily net
assets):
  Operating expenses(5)                            1.31%            1.25%(6)         1.25%        1.22%        1.31%        1.57%(6)
  Interest expense(5)                              0.01%            0.01%(6)         0.01%        0.01%        0.01%        0.01%(6)
  Net investment income                            3.35%            4.03%(6)         6.37%        7.87%        6.62%        6.43%(6)
Net investment
income per share                                 $0.298           $0.334           $0.581        $0.771      $0.655       $0.517
----------------------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) For the eleven-month period ended November 30, 2002.
(3) For the period from the start of business, March 20, 1998, to December 31, 1998.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolio's allocated expenses.
(6) Annualized.
                                                   See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of May 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated February 19, 1998. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.0% at May 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2003, the Fund, for federal income tax purposes had a capital loss carryover of $14,654,913 which will expire on November 30, 2007 ($313,266), November 30, 2008 ($2,259,305), November 30, 2009 ($5,827,775), and November 30, 2010
  ($3,371,301), and November 30, 2011 ($2,883,266). This amount will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

  D Other -- Investment transactions are accounted for on a trade-date basis.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Indemnifications -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  H Interim Financial Statements -- The interim financial statements relating to May 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
  The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of January, April, July and October and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made no later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. During the six months ended May 31, 2004, the Fund made two repurchase offers as follows:

                                Repurchase                      Amount
  Repurchase                   Offer Amount                  Repurchased
  Request             -----------------------------   -------------------------
  Deadline                 Shares         Amount         Shares        Amount
  -----------------------------------------------------------------------------
  January 23, 2004        8,701,508    $ 80,662,978     457,106      $4,237,369
  April 5, 2004           8,560,817      79,701,206     280,583       2,612,231
  -----------------------------------------------------------------------------
  Total                  17,262,325    $160,364,104     737,689      $6,849,600
  -----------------------------------------------------------------------------

  All transactions in Fund shares were as follows:

                                         Six Months
                                            Ended
                                         May 31, 2004      Year Ended
                                         (Unaudited)    November 30, 2003
                                        --------------  -----------------
  Sales                                     2,669,462            865,138
  Issued to shareholders electing to
    receive payments of distributions in
    Fund shares                                44,765             99,886
  Repurchases                                (737,689)        (2,532,904)
  ----------------------------------------------------------------------
  Net increase (decrease)                   1,976,538         (1,567,880)
  ----------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.35% of the average daily gross assets of the Portfolio attributable to the Fund. For the six months ended May 31, 2004, the fee amounted to $93,118. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended May 31, 2004, EVM earned $1,687 in sub-transfer agent fees.

  Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
--------------------------------------------------------------------------------
  The Fund pays service fees pursuant to a Service Plan (the Plan) designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, investment dealers or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended May 31, 2004 in the amount of $66,513. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Investment Transaction
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended May 31, 2004 aggregated $24,445,195 and $7,392,501, respectively.

Senior Debt Portfolio as of May 31, 2004

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Floating Rate
Interests -- 90.4%(1)

Principal
Amount             Borrower/Tranche Description                         Value
-------------------------------------------------------------------------------

Advertising -- 1.0%
-------------------------------------------------------------------------------

             Adams Outdoor Advertising, L.P.
$ 2,000,000  Term Loan, Maturing October 15, 2011               $    2,020,416
             Lamar Media Corp.
  5,625,987  Term Loan, Maturing June 30, 2009                       5,645,914
 25,686,976  Term Loan, Maturing June 30, 2010                      26,040,172
-------------------------------------------------------------------------------
                                                                $   33,706,502
-------------------------------------------------------------------------------

Aerospace and Defense - 1.2%
-------------------------------------------------------------------------------
             Alliant Techsystems, Inc.
$13,000,000  Term Loan, Maturing March 31, 2011                 $   13,105,625
             Caci International, Inc.
  4,500,000  Term Loan, Maturing May 3, 2011                         4,443,750
             DRS Technologies, Inc.
  5,251,129  Term Loan, Maturing November 4, 2010                    5,288,874
             Transdigm, Inc.
  2,500,000  Term Loan, Maturing July 22, 2010                       2,521,095
             United Defense Industries, Inc.
 14,952,142  Term Loan, Maturing August 13, 2009                    15,085,649
-------------------------------------------------------------------------------
                                                                $   40,444,993
-------------------------------------------------------------------------------

Air Freight & Couriers -- 0.3%
-------------------------------------------------------------------------------
             Piedmont
$ 4,504,706  Term Loan, Maturing July 23, 2006                  $    4,459,659
  4,504,716  Term Loan, Maturing July 23, 2007                       4,459,669
-------------------------------------------------------------------------------
                                                                $    8,919,328
-------------------------------------------------------------------------------

Auto Components  --  4.9%
-------------------------------------------------------------------------------
             Accuride Corp.
$ 6,353,125  Term Loan, Maturing September 30, 2004             $    6,464,305
  9,100,000  Term Loan, Maturing June 13, 2007                       9,301,911
             Collins & Aikman Products Co.
    502,109  Term Loan, Maturing December 31, 2004                     503,782
  3,040,110  Term Loan, Maturing December 31, 2005                   3,079,632
  2,631,579  Revolving Loan, Maturing December
             31, 2005                                                2,657,895
  4,868,421  Term Loan, Maturing December 31, 2005                   4,923,191
             Dura Operating Corp.
  1,481,156  Term Loan, Maturing March 31, 2007                      1,493,654
             Exide Technologies
  3,640,000  Term Loan, Maturing May 5, 2010                         3,649,100
  3,640,000  Term Loan, Maturing May 5, 2010                         3,649,100
             Federal-Mogul Corp.
  3,731,418  Term Loan, Maturing February 24, 2005                   3,436,405
  6,000,000  Term Loan, Maturing February 24, 2005                   5,525,628
 15,351,062  Term Loan, Maturing February 24, 2005                  15,447,006
 10,888,913  Revolving Loan, Maturing February
             24, 2005                                               10,861,691
             HLI Operating Co., Inc.
  9,808,681  Term Loan, Maturing June 3, 2009                        9,961,941
             J.L. French Automotive Castings, Inc.
  1,339,187  Term Loan, Maturing March 25, 2011                      1,344,837
             Keystone Automotive Operations
  2,230,000  Term Loan, Maturing October 30, 2009                    2,257,875
             Meridian Automotive Systems, Inc.
    925,000  Term Loan, Maturing April 27, 2010                        925,000
             Metaldyne Corp.
 14,958,294  Term Loan, Maturing December 31, 2009                  14,999,429
             Plastech Engineered Products, Inc.
  3,125,000  Term Loan, Maturing March 31, 2010                      3,170,572
             Safelite Glass Corp.
  1,954,707  Term Loan, Maturing June 30, 2008                       1,910,726
  3,143,768  Term Loan, Maturing June 30, 2008                       3,073,033
             Tenneco Automotive, Inc.
  3,657,028  Term Loan, Maturing December 12, 2009                   3,717,215
  2,580,819  Term Loan, Maturing December 12, 2010                   2,623,294
             The Goodyear Tire & Rubber Co.
  4,300,000  Term Loan, Maturing March 31, 2006                      4,321,500
 10,500,000  Term Loan, Maturing March 31, 2006                     10,622,503
             TRW Automotive, Inc.
 14,761,719  Term Loan, Maturing February 28, 2005                  14,858,600
 15,401,074  Term Loan, Maturing February 28, 2011                  15,645,844
             United Components, Inc.
  1,499,167  Term Loan, Maturing June 30, 2010                       1,521,654
-------------------------------------------------------------------------------
                                                                $  161,947,323
-------------------------------------------------------------------------------

Broadcast Media  -- 4.2%
-------------------------------------------------------------------------------
             Block Communications, Inc.
$ 6,077,006  Term Loan, Maturing November 30, 2009              $    6,152,969
             CanWest Media, Inc.
 16,974,103  Term Loan, Maturing May 15, 2009                       17,044,834
             Citadel Communications Corp.
  1,078,133  Term Loan, Maturing March 31, 2006                      1,081,502
             Comcorp Broadcasting, Inc.
  5,161,797  Term Loan, Maturing June 30, 2007                       5,174,701
             Cumulus Media, Inc.
  7,326,000  Term Loan, Maturing March 28, 2010                      7,432,227
             Discovery Communications, Inc.
  2,061,863  Revolving Loan, Maturing December
             31, 2005                                                1,948,460
 13,400,000  Term Loan, Maturing December 31, 2005                  13,395,819
             Emmis Operating Co.
 18,825,000  Term Loan, Maturing November 10, 2011                  18,851,148
             Gray Television, Inc.
  5,486,250  Term Loan, Maturing December 31, 2010                   5,525,340
             Lin Television Corp.
  1,267,857  Term Loan, Maturing December 31, 2007                   1,284,158
  1,157,143  Term Loan, Maturing December 31, 2007                   1,172,813
             Nexstar Broadcasting, Inc.
  1,844,096  Term Loan, Maturing December 31, 2010                   1,863,690
    724,466  Term Loan, Maturing December 31, 2010                     731,258
             PanAmSat Corp.
  2,685,577  Term Loan, Maturing September 30, 2010                  2,697,326
             Radio One, Inc.
  7,907,806  Term Loan, Maturing June 30, 2007                       7,848,497
             Rainbow Media Holdings, LLC
 10,645,175  Term Loan, Maturing March 14, 2008                     10,739,427
             Sinclair Broadcasting Group, Inc.
 17,882,920  Term Loan, Maturing December 31, 2009                  18,143,707
             Spanish Broadcasting System, Inc.
    497,500  Term Loan, Maturing October 31, 2009                      504,341
             Susquehanna Media Co.
 17,075,000  Term Loan, Maturing March 31, 2012                     17,240,423
-------------------------------------------------------------------------------
                                                                $  138,832,640
-------------------------------------------------------------------------------

Cable Television -- 3.8%
-------------------------------------------------------------------------------
             Adelphia Communications Corp.
$ 6,032,535  DIP Term Loan, Maturing March 31, 2005             $    6,061,443
             Atlantic Broadband Finance, LLC
  5,854,353  Term Loan, Maturing February 10, 2011                   5,925,706
             Bresnan Communications, LLC
  4,500,000  Term Loan, Maturing September 30, 2010                  4,547,250
             Cebridge Connections, Inc.
  4,875,000  Term Loan, Maturing February 23, 2009                   4,887,187
             Charter Communications Operating, LLC
 48,725,000  Term Loan, Maturing April 27, 2011                     48,210,318
             CSG Systems International, Inc.
    359,001  Term Loan, Maturing December 31, 2006                     359,001
  4,985,833  Term Loan, Maturing December 31, 2007                   4,996,218
             Directv Holdings, LLC
 19,409,082  Term Loan, Maturing March 6, 2010                      19,697,792
             Insight Midwest Holdings, LLC
  6,633,375  Term Loan, Maturing December 31, 2009                   6,702,933
 10,074,750  Term Loan, Maturing December 31, 2009                  10,181,794
             Mediacom Broadband
  2,000,000  Term Loan, Maturing September 30, 2010                  2,025,250
             Mediacom Midwest
  1,506,667  Revolving Loan, Maturing December
             31, 2008                                                1,450,167
             Mediacom Southeast
  2,806,667  Revolving Loan, Maturing March 31, 2008                 2,694,400
             Mediacom U.S.A., LLC
  5,874,845  Term Loan, Maturing September 30, 2008                  5,948,281
             RCN Corp.
  2,307,523  Term Loan, Maturing June 30, 2007                       2,269,449
-------------------------------------------------------------------------------
                                                                $  125,957,189
-------------------------------------------------------------------------------

Casinos and Gaming -- 2.3%
-------------------------------------------------------------------------------
             Alliance Gaming Corp.
$13,000,000  Term Loan, Maturing September 5, 2009              $   13,146,250
             Ameristar Casinos, Inc.
  3,273,664  Term Loan, Maturing December 20, 2006                   3,310,492
             Argosy Gaming Co.
  9,725,000  Term Loan, Maturing June 30, 2008                       9,810,094
             Aztar Corp.
 14,954,735  Term Loan, Maturing June 30, 2005                      14,954,735
             Green Valley Ranch Gaming, LLC
    997,500  Term Loan, Maturing December 31, 2010                   1,008,722
             Isle of Capri Casinos, Inc.
  8,715,000  Term Loan, Maturing April 25, 2008                      8,817,715
             Marina District Finance Co.
    154,237  Revolving Loan, Maturing December
             31, 2007                                                  150,060
  6,080,468  Term Loan, Maturing December 31, 2007                   6,154,577
             Mohegan Tribal Gaming Authority
  3,150,000  Term Loan, Maturing March 31, 2008                      3,157,875
             Penn National Gaming, Inc.
    632,218  Term Loan, Maturing July 31, 2006                         641,543
             Pinnacle Entertainment, Inc.
  3,597,417  Term Loan, Maturing December 17, 2009                   3,644,633
             Scientific Games Corp.
  1,995,000  Term Loan, Maturing December 31, 2009                   2,018,276
             Venetian Casino Resort, LLC
    933,333  Term Loan, Maturing June 4, 2007                          944,417
  8,836,338  Term Loan, Maturing June 4, 2008                        8,961,522
-------------------------------------------------------------------------------
                                                                $   76,720,911
-------------------------------------------------------------------------------

Chemicals -- 5.6%
-------------------------------------------------------------------------------
             AOC, LLC
$20,360,962  Term Loan, Maturing October 1, 2006                $   20,157,352
             Brenntag AG
  8,040,000  Term Loan, Maturing February 27, 2012                   8,100,300
             CP Kelco U.S., Inc.
  5,234,531  Term Loan, Maturing March 31, 2008                      5,275,973
  1,702,335  Term Loan, Maturing September 30, 2008                  1,714,038
             FMC Corp.
    500,000  Term Loan, Maturing October 21, 2007                      506,562
             GEO Specialty Chemicals, Inc.
  4,550,000  Term Loan, Maturing December 31, 2007                   4,220,125
             Georgia Gulf Corp.
  6,137,950  Term Loan, Maturing December 2, 2010                    6,218,511
             Hercules, Inc.
  2,800,000  Term Loan, Maturing October 8, 2010                     2,839,376
             Huntsman Co., LLC
  5,594,905  Term Loan, Maturing March 31, 2007                      5,554,941
  7,389,830  Term Loan, Maturing March 31, 2007                      7,333,083
             Huntsman ICI Chemicals, LLC
 14,405,658  Term Loan, Maturing June 30, 2007                      14,479,934
 14,406,269  Term Loan, Maturing June 30, 2008                      14,480,547
             IMC Global, Inc.
  9,921,292  Term Loan, Maturing November 17, 2006                   9,970,899
             ISP Chemco, Inc.
  5,500,000  Term Loan, Maturing March 25, 2011                      5,553,284
             Kosa B.V.
 13,188,235  Term Loan, Maturing April 29, 2011                     13,276,847
  5,811,765  Term Loan, Maturing April 29, 2011                      5,850,814
             Kraton Polymers, LLC
  6,622,944  Term Loan, Maturing December 5, 2008                    6,700,214
             Nalco Co.
 20,605,731  Term Loan, Maturing November 4, 2010                   20,687,288
             Noveon International, Inc.
  7,435,743  Term Loan, Maturing December 31, 2009                   7,465,954
             Polymer Group, Inc.
  7,700,000  Term Loan, Maturing April 27, 2010                      7,760,961
  1,000,000  Term Loan, Maturing April 27, 2011                      1,006,250
             Rockwood Specialties Group, Inc.
  7,482,500  Term Loan, Maturing December 8, 2010                    7,543,295
             VWR International, Inc.
  4,225,000  Term Loan, Maturing April 7, 2009                       4,284,678
             Wellman, Inc.
  5,400,000  Term Loan, Maturing February 10, 2009                   5,484,375
-------------------------------------------------------------------------------
                                                                $  186,465,601
-------------------------------------------------------------------------------

Coal -- 0.2%
-------------------------------------------------------------------------------
             Peabody Energy Corp.
$ 5,006,981  Term Loan, Maturing March 31, 2010                 $    5,052,670
-------------------------------------------------------------------------------
                                                                $    5,052,670
-------------------------------------------------------------------------------

Commercial Services -- 2.6%
-------------------------------------------------------------------------------
             Advanstar Communications, Inc.
$ 1,704,441  Term Loan, Maturing October 11, 2007               $    1,715,094
             Anthony Crane Rental, L.P.
 21,627,231  Term Loan, Maturing July 20, 2006                      16,256,476
             Baker & Taylor, Inc.
  3,100,000  Term Loan, Maturing May 6, 2011                         3,084,500
             Coinmach Laundry Corp.
  1,982,939  Term Loan, Maturing January 25, 2008                    1,999,050
  9,310,000  Term Loan, Maturing July 25, 2009                       9,404,264
             Corrections Corp. of America
  7,144,538  Term Loan, Maturing March 31, 2008                      7,175,796
             Environmental Systems, Inc.
  5,071,171  Term Loan, Maturing December 12, 2008                   5,106,035
    500,000  Term Loan, Maturing December 12, 2010                     506,250
             Gate Gourmet Borrower, LLC
  8,464,500  Term Loan, Maturing December 31, 2008                   8,489,191
             Identity Now Holdings, LLC.
  5,448,320  Term Loan, Maturing March 21, 2006(2)                   4,140,723
             Interline Brands, Inc.
  4,331,250  Term Loan, Maturing November 30, 2009                   4,361,027
             Language Line, LLC
  4,356,000  Term Loan, Maturing December 31, 2008                   4,364,167
             Panavision, Inc.
  9,536,680  Term Loan, Maturing January 12, 2007                    9,623,111
             United Rentals, Inc.
  1,633,333  Term Loan, Maturing February 14, 2011                   1,651,708
  8,166,667  Term Loan, Maturing February 14, 2011                   8,255,479
-------------------------------------------------------------------------------
                                                                $   86,132,871
-------------------------------------------------------------------------------

Communications Equipment -- 0.2%
-------------------------------------------------------------------------------
             Amphenol Corp.
$ 8,097,995  Term Loan, Maturing May 6, 2010                    $    8,177,291
-------------------------------------------------------------------------------
                                                                $    8,177,291
-------------------------------------------------------------------------------

Construction Materials -- 0.8%
-------------------------------------------------------------------------------
             Formica Corp.
$   465,826  Term Loan, Maturing June 11, 2004                  $      470,776
  1,381,240  Revolving Loan, Maturing June 11, 2004                  1,395,916
  9,793,297  Term Loan, Maturing April 28, 2006                      9,897,351
             NCI Building Systems, Inc.
    922,785  Term Loan, Maturing September 15, 2008                    927,399
             Panolam Industries, Inc.
  8,494,216  Term Loan, Maturing November 24, 2006                   8,494,216
             Ply Gem Industries, Inc.
  4,271,250  Term Loan, Maturing February 12, 2011                   4,271,250
    753,750  Term Loan, Maturing February 12, 2011                     754,692
-------------------------------------------------------------------------------
                                                                $   26,211,600
-------------------------------------------------------------------------------

Containers and Packaging - Metal and Glass -- 1.4%
-------------------------------------------------------------------------------
             Impress Metal Packaging
$ 5,713,671  Term Loan, Maturing December 31, 2006              $    5,724,385
             Owens-Illinois, Inc.
  8,250,000  Term Loan, Maturing April 1, 2007                       8,281,795
  7,250,000  Term Loan, Maturing April 1, 2008                       7,288,193
             Silgan Holdings, Inc.
 25,180,460  Term Loan, Maturing November 30, 2008                  25,514,882
-------------------------------------------------------------------------------
                                                                $   46,809,255
-------------------------------------------------------------------------------

Containers and Packaging - Paper -- 2.4%
-------------------------------------------------------------------------------
             Graphic Packaging, Inc.
$27,860,000  Term Loan, Maturing August 8, 2009                 $   28,245,972
             Greif Bros. Corp.
  7,258,408  Term Loan, Maturing August 23, 2009                     7,321,919
             Impaxx, Inc.
  4,347,687  Term Loan, Maturing December 31, 2005(2)                3,404,239
             Jefferson Smurfit Corp.
    431,818  Revolving Loan, Maturing March 31, 2005                   427,230
  7,338,079  Term Loan, Maturing March 31, 2007                      7,417,880
             Printpack Holdings, Inc.
  7,041,668  Term Loan, Maturing April 30, 2009                      7,116,486
             Solo Cup Co.
  8,624,602  Term Loan, Maturing February 27, 2011                   8,748,581
             Stone Container Corp.
 15,425,164  Term Loan, Maturing June 30, 2009                      15,562,540
  2,176,662  Term Loan, Maturing June 30, 2009                       2,199,789
-------------------------------------------------------------------------------
                                                                $   80,444,636
-------------------------------------------------------------------------------

Containers and Packaging - Plastics -- 0.9%
-------------------------------------------------------------------------------
             Berry Plastics Corp.
$ 3,000,000  Term Loan, Maturing July 22, 2010                  $    3,030,000
  7,160,796  Term Loan, Maturing July 22, 2010                       7,257,023
             Consolidated Container Holdings, LLC
  3,900,000  Term Loan, Maturing December 15, 2008                   3,929,250
             Crown Cork & Seal Americas, Inc.
    827,596  Revolving Loan, Maturing November
             26, 2004                                                  823,458
 11,138,750  Term Loan, Maturing September 15, 2008                 11,293,645
             Tekni-Plex, Inc.
  2,448,936  Term Loan, Maturing March 31, 2006                      2,463,221
-------------------------------------------------------------------------------
                                                                $   28,796,597
-------------------------------------------------------------------------------

Educational Services -- 0.6%
-------------------------------------------------------------------------------
             American Achievement Corp.
$ 2,175,000  Term Loan, Maturing March 25, 2011                 $    2,204,906
             Educate Operating Co., LLC
  1,385,000  Term Loan, Maturing March 31, 2011                      1,401,447
             Jostens, Inc.
  5,170,213  Term Loan, Maturing July 15, 2010                       5,223,208
             Knowledge Learning Corp.
  6,393,574  Term Loan, Maturing May 15, 2010                        6,425,542
             Weekly Reader Corp.
  4,000,000  Term Loan, Maturing March 18, 2009                      4,000,000
-------------------------------------------------------------------------------
                                                                $   19,255,103
-------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.5%
-------------------------------------------------------------------------------
             Communications & Power Industries, Inc.
$ 3,375,000  Term Loan, Maturing July 23, 2010                  $    3,421,406
             Global Cash Access, LLC
  4,250,000  Term Loan, Maturing March 10, 2010                      4,303,125
             Invensys International Holdings, Ltd.
 10,390,000  Term Loan, Maturing September 5, 2009                  10,493,900
-------------------------------------------------------------------------------
                                                                $   18,218,431
-------------------------------------------------------------------------------

Entertainment -- 3.4%
-------------------------------------------------------------------------------
             Amfac Resorts, Inc.
$ 8,233,481  Term Loan, Maturing September 30, 2004             $    8,223,189
  8,233,481  Term Loan, Maturing September 30, 2005                  8,223,189
             Blockbuster Entertainment Corp.
    434,066  Revolving Loan, Maturing July 1, 2004                     431,407
  2,984,499  Term Loan, Maturing July 1, 2006                        2,987,298
             Hollywood Entertainment Corp.
  2,656,250  Term Loan, Maturing March 31, 2008                      2,671,744
             Lions Gate Entertainment, Inc.
  7,000,000  Term Loan, Maturing December 31, 2008                   7,056,875
             Metro-Goldwyn-Mayer Studios In
 28,450,000  Term Loan, Maturing April 30, 2011                     28,599,362
             Six Flags Theme Parks, Inc.
    857,500  Revolving Loan, Maturing June 30, 2008                    831,775
 14,047,944  Term Loan, Maturing June 30, 2009                      14,182,565
             Universal City Development Partners, L.P.
  7,451,852  Term Loan, Maturing June 30, 2007                       7,484,454
             Vivendi Universal Entertainment, LLP
 12,250,000  Term Loan, Maturing June 30, 2008                      12,345,709
             WMG Acquisition Corp.
 21,196,875  Term Loan, Maturing February 28, 2011                  21,450,792
-------------------------------------------------------------------------------
                                                                $  114,488,359
-------------------------------------------------------------------------------

Environmental Services -- 1.4%
-------------------------------------------------------------------------------
             Allied Waste Industries, Inc.
$ 3,992,857  Term Loan, Maturing January 15, 2009               $    4,055,601
  2,000,000  Term Loan, Maturing January 5, 2010                     2,027,250
 23,855,893  Term Loan, Maturing July 15, 2010                      24,212,658
             Casella Waste Systems, Inc.
  6,336,000  Term Loan, Maturing May 11, 2007                        6,415,200
             Ionics, Inc.
  6,555,381  Term Loan, Maturing February 13, 2011                   6,629,129
             Stericycle, Inc.
    545,449  Term Loan, Maturing November 30, 2008                     549,995
             Waste Connections, Inc.
  1,500,000  Term Loan, Maturing October 22, 2010                    1,509,375
-------------------------------------------------------------------------------
                                                                $   45,399,208
-------------------------------------------------------------------------------

Food, Beverages and Tobacco -- 3.6%
-------------------------------------------------------------------------------
             American Seafoods Holdings, LLC
$ 1,146,458  Term Loan, Maturing September 30, 2007             $    1,145,025
  4,836,979  Term Loan, Maturing March 31, 2009                      4,859,146
             Constellation Brands, Inc.
  2,000,000  Term Loan, Maturing November 30, 2008                   2,030,000
             Dean Foods Co.
  2,650,000  Term Loan, Maturing July 15, 2008                       2,675,673
             Del Monte Corp.
  7,500,250  Term Loan, Maturing December 20, 2010                   7,606,896
             Dr. Pepper/Seven Up Bottling Group, Inc.
  9,060,192  Term Loan, Maturing December 19, 2010                   9,197,508
             DS Waters Enterprises, L.P.
  5,955,000  Term Loan, Maturing November 7, 2009                    5,945,698
             Interstate Brands Corp.
  4,296,875  Term Loan, Maturing July 19, 2006                       4,193,032
 11,426,875  Term Loan, Maturing July 19, 2007                      11,187,630
  5,887,613  Term Loan, Maturing July 19, 2007                       5,770,779
             Merisant Co.
  5,247,994  Term Loan, Maturing July 11, 2010                       5,281,450
             Michael Foods, Inc.
  2,238,750  Term Loan, Maturing November 20, 2010                   2,271,633
  4,000,000  Term Loan, Maturing November 20, 2011                   4,105,000
             Pinnacle Foods Holdings Corp
  2,895,413  Term Loan, Maturing November 25, 2010                   2,927,986
 10,254,587  Term Loan, Maturing November 25, 2010                  10,369,951
             Reddy Ice Group, Inc.
  1,492,500  Term Loan, Maturing July 31, 2009                       1,508,047
             Seminis Vegetable Seeds, Inc.
  2,062,566  Term Loan, Maturing September 30, 2009                  2,090,067
             Southern Wine & Spirits of America, Inc.
 14,390,561  Term Loan, Maturing June 28, 2008                      14,561,449
             Suiza Food Corp.
 17,236,273  Term Loan, Maturing July 15, 2008                      17,440,127
             Sweeteners Holdings, Inc.
  1,354,206  Term Loan, Maturing June 30, 2006                       1,357,592
  3,132,500  Term Loan, Maturing December 31, 2007                   3,101,175
-------------------------------------------------------------------------------
                                                                $  119,625,864
-------------------------------------------------------------------------------

Funeral Service -- 0.3%
-------------------------------------------------------------------------------
             Alderwoods Group, Inc.
$ 2,845,191  Term Loan, Maturing September 28, 2008             $    2,886,981
             Cornerstone Family Services
  8,080,484  Term Loan, Maturing March 31, 2007                      7,393,643
-------------------------------------------------------------------------------
                                                                $   10,280,624
-------------------------------------------------------------------------------

Health Care - Equipment and Supplies -- 1.2%
-------------------------------------------------------------------------------
             Alaris Medical Systems, Inc.
$ 3,264,593  Term Loan, Maturing June 30, 2009                  $    3,308,972
             Colgate Medical, Ltd.
  2,437,500  Term Loan, Maturing December 30, 2008                   2,470,255
             Conmed Corp.
  5,782,963  Term Loan, Maturing December 15, 2009                   5,860,067
             DJ Orthopedics, Inc.
    493,750  Term Loan, Maturing May 15, 2009                          500,539
             Empi Corp.
  3,629,413  Term Loan, Maturing November 24, 2009                   3,670,244
             Fisher Scientific International, LLC
  6,436,416  Term Loan, Maturing March 31, 2010                      6,486,028
             Kinetic Concepts, Inc.
  7,952,875  Term Loan, Maturing October 3, 2009                     8,015,838
             Quintiles Transnational Corp.
  6,915,250  Term Loan, Maturing September 25, 2009                  7,014,657
             Sunrise Medical Holdings, Inc.
  3,000,000  Term Loan, Maturing May 13, 2010                        3,007,500
             Sybron Dental Management, Inc.
  1,127,887  Term Loan, Maturing June 8, 2009                        1,135,359
-------------------------------------------------------------------------------
                                                                $   41,469,459
-------------------------------------------------------------------------------

Health Care - Providers & Services -- 4.1%
-------------------------------------------------------------------------------
             Alliance Imaging, Inc.
$ 7,898,601  Term Loan, Maturing June 10, 2008                  $    7,849,235
             Amerisource Bergen Corp.
 10,150,000  Term Loan, Maturing March 31, 2005                     10,156,344
             Community Health Systems, Inc.
 31,992,625  Term Loan, Maturing January 16, 2010                   32,524,502
  1,990,000  Term Loan, Maturing January 16, 2011                    2,017,362
             Concentra Operating Corp.
  9,577,625  Term Loan, Maturing June 30, 2009                       9,703,331
             Cross Country Healthcare, Inc.
  1,848,033  Term Loan, Maturing June 5, 2009                        1,880,374
             DaVita, Inc.
 21,976,108  Term Loan, Maturing March 31, 2009                     22,202,747
             Express Scripts, Inc.
 10,250,000  Term Loan, Maturing February 13, 2010                  10,341,819
             FHC Health Systems, Inc.
    893,750  Term Loan, Maturing June 1, 2004                          893,750
  1,276,786  Term Loan, Maturing December 18, 2009                   1,276,786
             Frensius Medical Care Holdings, Inc.
 12,675,000  Term Loan, Maturing February 21, 2010                  12,724,509
             Magellan Health Services, Inc.
  2,222,222  Term Loan, Maturing August 15, 2008                     2,258,333
  2,673,611  Term Loan, Maturing August 15, 2008                     2,717,057
             Mariner Health Care, Inc.
    485,524  Term Loan, Maturing December 31, 2009                     490,380
             Multiplan, Inc.
  1,750,000  Term Loan, Maturing March 4, 2009                       1,771,875
             Team Health, Inc.
  7,400,000  Term Loan, Maturing March 23, 2011                      7,418,500
             Triad Hospitals Holdings, Inc.
  8,236,447  Term Loan, Maturing September 30, 2008                  8,355,291
             Vanguard Health Systems, Inc.
  3,065,000  Term Loan, Maturing May 18, 2009                        3,076,494
-------------------------------------------------------------------------------
                                                                $  137,658,689
-------------------------------------------------------------------------------

Hotels -- 0.6%
-------------------------------------------------------------------------------
             CNL Hospitality Partners, L.P.
$17,000,000  Term Loan, Maturing April 2, 2005                  $   17,000,000
             Vail Resorts, Inc.
  2,475,000  Term Loan, Maturing December 10, 2010                   2,504,391
             Wyndham International, Inc.
  1,747,637  Term Loan, Maturing June 30, 2004                       1,712,372
-------------------------------------------------------------------------------
                                                                $   21,216,763
-------------------------------------------------------------------------------

Household Furnishing & Appliances -- 0.7%
-------------------------------------------------------------------------------
             Goodman Global Holdings, Inc.
$ 1,425,000  Term Loan, Maturing November 21, 2009              $    1,444,594
             Home Interiors & Gifts, Inc.
  2,825,000  Term Loan, Maturing March 31, 2011                      2,752,609
             Sealy Mattress Co.
  8,682,128  Term Loan, Maturing April 6, 2012                       8,790,655
             Simmons Co.
  6,365,185  Term Loan, Maturing December 19, 2011                   6,435,470
             Termpur-Pedic, Inc.
  1,985,000  Term Loan, Maturing June 30, 2009                       2,002,369
             The Boyds Collection, Ltd.
  2,538,244  Term Loan, Maturing April 21, 2005                      2,500,170
-------------------------------------------------------------------------------
                                                                $   23,925,867
-------------------------------------------------------------------------------

Household Products -- 1.0%
-------------------------------------------------------------------------------
             Central Garden & Pet Co.
$ 2,977,500  Term Loan, Maturing May 19, 2009                   $    2,997,041
             Rayovac Corp.
  8,187,302  Term Loan, Maturing September 30, 2009                  8,281,971
             The Scotts Co.
 11,736,250  Term Loan, Maturing September 30, 2010                 11,895,793
             United Industries Corp.
  9,425,000  Term Loan, Maturing April 30, 2011                      9,548,703
-------------------------------------------------------------------------------
                                                                $   32,723,508
-------------------------------------------------------------------------------

Insurance -- 0.3%
-------------------------------------------------------------------------------
             Hilb, Rogal & Hamilton Co.
$ 6,140,625  Term Loan, Maturing June 30, 2007                  $    6,202,031
             U.S.I. Holdings Corp.
  2,977,500  Term Loan, Maturing August 11, 2008                     3,007,275
-------------------------------------------------------------------------------
                                                                $    9,209,306
-------------------------------------------------------------------------------

Leisure -- 1.0%
-------------------------------------------------------------------------------
             AMF Bowling Worldwide, Inc.
$ 5,275,000  Term Loan, Maturing August 27, 2009                $    5,311,266
             Houston Limited Partners
             NFL Holdings, L.P.
  2,892,750  Term Loan, Maturing January 5, 2011                     2,921,677
             New England Sports Ventures, LLC
 23,400,000  Term Loan, Maturing February 27, 2006                  23,400,000
-------------------------------------------------------------------------------
                                                                $   31,632,943
-------------------------------------------------------------------------------

Leisure Equipment & Products -- 0.6%
-------------------------------------------------------------------------------
             Bell Sports, Inc.
$12,354,772  Term Loan, Maturing December 31, 2005              $   11,767,920
             Bombardier Recreational Products, Inc.
  6,176,000  Term Loan, Maturing December 18, 2010                   6,214,600
  2,715,000  Term Loan, Maturing December 18, 2010                   2,731,545
-------------------------------------------------------------------------------
                                                                $   20,714,065
-------------------------------------------------------------------------------

Machinery -- 0.8%
-------------------------------------------------------------------------------
             Colfax Corp.
$ 3,340,875  Term Loan, Maturing May 30, 2009                   $    3,376,372
             Flowserve Corp.
  3,864,003  Term Loan, Maturing June 30, 2006                       3,884,127
 13,096,699  Term Loan, Maturing June 30, 2009                      13,257,134
             Rexnord Corp.
  5,358,730  Term Loan, Maturing November 25, 2009                   5,415,667
             The Manitowoc Co.
    588,571  Term Loan, Maturing May 9, 2007                           592,986
-------------------------------------------------------------------------------
                                                                $   26,526,286
-------------------------------------------------------------------------------

Manufacturing -- 4.5%
-------------------------------------------------------------------------------
             AMSCAN Holdings, Inc.
$ 3,000,000  Term Loan, Maturing April 30, 2012                 $    3,030,000
             Amsted Industries, Inc.
  9,925,000  Term Loan, Maturing October 15, 2010                   10,067,672
             Chart Industries, Inc.
  7,195,403  Term Loan, Maturing September 15, 2009                  7,132,443
             Citation Corp.
 10,216,306  Term Loan, Maturing December 1, 2007                    9,015,890
             Douglas Dynamics Holdings, Inc.
  1,750,000  Term Loan, Maturing March 30, 2010                      1,771,875
             Dresser, Inc.
  1,939,403  Term Loan, Maturing April 10, 2009                      1,966,677
             Enersys Holdings, Inc.
  3,900,000  Term Loan, Maturing March 17, 2011                      3,961,749
             Ingram Industries, Inc.
  7,190,306  Term Loan, Maturing July 2, 2008                        7,307,148
             Joan Fabrics Corp.
  1,315,086  Term Loan, Maturing June 30, 2005                       1,262,483
  1,299,705  Term Loan, Maturing June 30, 2006                       1,247,717
             Johnson Diversey, Inc.
  1,782,409  Term Loan, Maturing November 30, 2008                   1,799,677
  7,232,750  Term Loan, Maturing November 30, 2009                   7,325,423
             Mueller Group, Inc.
 13,919,725  Term Loan, Maturing April 23, 2011                     14,024,123
             National Waterworks, Inc.
  4,821,429  Term Loan, Maturing November 22, 2009                   4,877,680
             PP Acquisition Corp.
  7,500,000  Term Loan, Maturing November 12, 2011                   7,584,375
             Roper Industries, Inc.
  4,443,750  Term Loan, Maturing December 29, 2008                   4,509,020
             Sensus Metering Systems, Inc.
  3,469,565  Term Loan, Maturing December 17, 2010                   3,499,202
    520,435  Term Loan, Maturing December 17, 2010                     524,880
             SPX Corp.
 25,181,888  Term Loan, Maturing September 30, 2009                 25,496,661
             St. Mary's Cement, Inc.
  2,144,625  Term Loan, Maturing December 4, 2010                    2,177,466
             Synthetic Industries, Inc.
 13,654,168  Term Loan, Maturing December 30, 2007                  13,398,153
             Trimas Corp.
 17,340,311  Term Loan, Maturing December 31, 2009                  17,450,492
-------------------------------------------------------------------------------
                                                                $  149,430,806
-------------------------------------------------------------------------------

Metals & Mining -- 0.5%
-------------------------------------------------------------------------------
             Compass Minerals Group, Inc.
$   494,759  Term Loan, Maturing November 28, 2009              $      502,283
             Stillwater Mining Co.
 15,229,784  Term Loan, Maturing December 31, 2007                  15,401,119
-------------------------------------------------------------------------------
                                                                $   15,903,402
-------------------------------------------------------------------------------

Miscellaneous -- 0.5%
-------------------------------------------------------------------------------
             Laidlaw International, Inc.
$11,579,381  Term Loan, Maturing June 19, 2009                  $   11,777,192
             Weight Watchers International, Inc.
  1,242,857  Revolving Loan, Maturing March 31, 2009                 1,242,469
  4,143,219  Term Loan, Maturing March 31, 2010                      4,181,200
-------------------------------------------------------------------------------
                                                                $   17,200,861
-------------------------------------------------------------------------------

Office Equipment and Supplies -- 1.0%
-------------------------------------------------------------------------------
             Buhrmann US, Inc.
$ 6,895,000  Term Loan, Maturing December 31, 2010              $    6,978,733
             General Binding Corp.
  6,720,000  Term Loan, Maturing January 15, 2008                    6,736,800
             Identity Group, Inc.
  5,715,272  Term Loan, Maturing April 30, 2006(2)                   4,440,766
             Iron Mountain, Inc.
  7,176,713  Term Loan, Maturing April 2, 2009                       7,261,936
             Xerox Corp.
  6,250,000  Term Loan, Maturing September 30, 2008                  6,245,444
-------------------------------------------------------------------------------
                                                                $   31,663,679
-------------------------------------------------------------------------------

Oil & Gas -- 2.1%
-------------------------------------------------------------------------------
             Citgo Petroleum Corp.
$ 5,250,000  Term Loan, Maturing February 27, 2006              $    5,463,281
             Columbia Natural Resources, LLC
  6,710,000  Revolving Loan, Maturing August 28, 2008                6,693,225
             Cumberland Farms, Inc.
  2,292,124  Term Loan, Maturing September 8, 2008                   2,286,394
  9,789,859  Term Loan, Maturing September 8, 2008                   9,838,808
             La Grange Acquisition, L.P.
  5,500,000  Term Loan, Maturing January 18, 2008                    5,500,000
             Magellan Midstream Holdings
  2,888,356  Term Loan, Maturing June 17, 2008                       2,910,018
             Seminole Transportation & Gathering, L.P.
  5,598,189  Revolving Loan, Maturing October 9, 2006                5,584,193
             Sprague Energy Corp.
  5,450,820  Revolving Loan, Maturing August 10, 2007                5,437,193
             The Premcor Refining Group, Inc.
 11,700,000  Term Loan, Maturing April 13, 2009                     11,817,000
             Transwestern Pipeline Co.
  3,705,000  Term Loan, Maturing April 30, 2009                      3,745,525
             Williams Production RMT Co.
  8,994,707  Term Loan, Maturing May 30, 2008                        9,093,091
-------------------------------------------------------------------------------
                                                                $   68,368,728
-------------------------------------------------------------------------------

Paper and Forest Products -- 1.1%
-------------------------------------------------------------------------------
             Alabama River & Newsprint
$10,394,341  Term Loan, Maturing December 31, 2002              $   10,290,398
             Appleton Papers, Inc.
  1,464,204  Term Loan, Maturing November 8, 2006                    1,479,762
             Buckeye Technologies, Inc.
  4,482,500  Term Loan, Maturing March 15, 2008                      4,531,530
             Koch Cellulose, LLC
  1,518,780  Term Loan, Maturing May 7, 2011                         1,527,799
  6,156,220  Term Loan, Maturing May 7, 2011                         6,192,775
             RLC Industries Co.
  6,733,125  Term Loan, Maturing February 24, 2010                   6,783,623
             SP Newsprint Co.
  2,471,389  Term Loan, Maturing January 9, 2010                     2,505,370
  4,511,111  Term Loan, Maturing January 9, 2010                     4,573,139
-------------------------------------------------------------------------------
                                                                $   37,884,396
-------------------------------------------------------------------------------

Personal Products -- 0.3%
-------------------------------------------------------------------------------
             American Safety Razor Co.
$ 1,750,000  Term Loan, Maturing April 29, 2011                 $    1,770,781
             Mary Kay, Inc.
  3,807,344  Term Loan, Maturing September 30, 2007                  3,843,830
             Prestige Brands, Inc.
  5,525,000  Term Loan, Maturing April 7, 2011                       5,569,891
-------------------------------------------------------------------------------
                                                                $   11,184,502
-------------------------------------------------------------------------------

Publishing & Printing -- 5.1%
-------------------------------------------------------------------------------
             American Media Operations, Inc.
$   288,485  Term Loan, Maturing April 1, 2006                  $      288,124
 17,201,112  Term Loan, Maturing April 1, 2008                      17,467,196
             CBD Media, LLC
  2,976,750  Term Loan, Maturing December 31, 2009                   3,009,310
             Dex Media East, LLC
  8,943,756  Term Loan, Maturing November 8, 2008                    8,977,295
  6,314,653  Term Loan, Maturing May 8, 2009                         6,348,203
             Dex Media West, LLC
  8,688,514  Term Loan, Maturing September 9, 2009                   8,722,000
 18,333,573  Term Loan, Maturing March 9, 2010                      18,474,357
             Freedom Communications Holdings, Inc.
  8,665,000  Term Loan, Maturing May 18, 2012                        8,749,848
             Hollinger International Publishing, Inc.
  3,679,004  Term Loan, Maturing September 30, 2009                  3,729,591
             Journal Register Co.
 25,664,382  Term Loan, Maturing September 30, 2006                 25,600,221
             Liberty Group Operating
  8,517,351  Term Loan, Maturing April 30, 2007                      8,591,878
             Medianews Group, Inc.
  2,992,500  Term Loan, Maturing December 31, 2006                   3,022,425
             Merrill Corp.
  9,623,296  Term Loan, Maturing June 1, 2005                        9,635,326
    451,181  Term Loan, Maturing June 1, 2005                          451,745
             Morris Publishing Group, LLC
 11,000,000  Term Loan, Maturing March 31, 2011                     11,147,125
             Nebraska Book Co., Inc.
  4,150,000  Term Loan, Maturing March 4, 2011                       4,205,768
             R.H. Donnelley Corp.
    238,156  Term Loan, Maturing December 31, 2008                     240,314
  6,906,246  Term Loan, Maturing June 30, 2010                       6,993,051
             Sun Media Corp.
  5,762,455  Term Loan, Maturing February 7, 2009                    5,820,080
             Transwestern Publishing Co., LLC
  6,690,312  Term Loan, Maturing February 25, 2011                   6,748,853
             Yell Group, PLC
 10,000,000  Term Loan, Maturing July 8, 2008                        9,978,130
-------------------------------------------------------------------------------
                                                                $  168,200,840
-------------------------------------------------------------------------------

Real Estate -- 6.4%
-------------------------------------------------------------------------------
             AGBRI Octagon
$ 9,100,696  Term Loan, Maturing May 31, 2004                   $    9,032,440
             AIMCO Properties, Inc.
  2,258,792  Term Loan, Maturing March 11, 2005                      2,284,204
             AIMCO Properties, L.P.
 20,400,000  Term Loan, Maturing May 30, 2008                       20,591,250
             AP-Knight, L.P.
  7,265,317  Term Loan, Maturing December 11, 2004                   7,256,235
             BRE/Homestead, LLC
 13,600,000  Term Loan, Maturing January 11, 2006                   13,574,500
             Concordia Properties, LLC
  6,500,000  Term Loan, Maturing January 5, 2006                     6,504,062
             Crescent Real Estate Equities, L.P.
  5,003,636  Term Loan, Maturing May 11, 2005                        5,003,636
             DMB/CHII, LLC
  5,540,947  Term Loan, Maturing March 3, 2007                       5,554,799
             FFD Development
  4,216,000  Revolving Loan, Maturing March 21, 2006                 4,194,920
 10,230,000  Term Loan, Maturing March 21, 2006                     10,178,850
             GGP, L.P.
  8,252,679  Term Loan, Maturing April 30, 2008                      8,304,258
             Landsource Communities, LLC
  9,721,000  Term Loan, Maturing March 31, 2010                      9,860,739
             Lodgian
  3,264,983  Term Loan, Maturing November 30, 2004                   3,224,171
             Macerich Partnership
  9,446,400  Term Loan, Maturing July 26, 2005                       9,493,632
             Newkirk Master, L.P.
 11,625,211  Term Loan, Maturing November 24, 2006                  11,828,653
             Newkirk Tender Holdings, LLC
  5,333,333  Term Loan, Maturing May 25, 2006                        5,386,667
  6,988,795  Term Loan, Maturing May 25, 2006                        7,058,683
             OLY Hightop Parent, L.P.
 27,260,619  Term Loan, Maturing February 28, 2005                  27,328,771
             Sugarloaf Mills, LLC
  5,400,000  Term Loan, Maturing April 7, 2007                       5,386,500
             The Woodlands Commercial
             Properties Co., L.P.
  7,453,855  Term Loan, Maturing November 28, 2005                   7,500,441
             Tower Financing, LLC
  7,450,000  Term Loan, Maturing April 8, 2008                       7,459,312
             Whitehall Street Real Estate,
             L.P. XI & XII
 11,125,000  Term Loan, Maturing September 11, 2006(2)              11,188,969
             Wilmorite Holdings, L.P.
 13,032,000  Term Loan, Maturing March 27, 2006                     13,097,160
-------------------------------------------------------------------------------
                                                                $  211,292,852
-------------------------------------------------------------------------------

Restaurants -- 0.8%
-------------------------------------------------------------------------------
             AFC Enterprises, Inc.
$ 2,300,786  Term Loan, Maturing May 23, 2009                   $    2,309,414
             Buffets, Inc.
  1,818,182  Term Loan, Maturing June 28, 2009                       1,822,727
 13,148,864  Term Loan, Maturing June 28, 2009                      13,204,746
             CKE Restaurants, Inc.
    405,477  Term Loan, Maturing April 1, 2008                         405,477
             Jack in the Box, Inc.
  7,730,625  Term Loan, Maturing January 8, 2011                     7,846,584
-------------------------------------------------------------------------------
                                                                $   25,588,948
-------------------------------------------------------------------------------

Retail - Food and Drug -- 3.7%
-------------------------------------------------------------------------------
             Alimentation Couche-Tard, Inc.
$ 2,534,464  Term Loan, Maturing December 17, 2010              $    2,561,920
             Domino's, Inc.
 23,250,572  Term Loan, Maturing June 25, 2010                      23,530,300
             Fleming Companies, Inc.
  1,777,554  Revolving Loan, Maturing June 18, 2007                  1,767,185
  3,905,856  Term Loan, Maturing June 18, 2008                       3,891,209
             General Nutrition Centers, Inc.
  8,104,688  Term Loan, Maturing December 5, 2009                    8,175,603
             Giant Eagle, Inc.
 16,948,292  Term Loan, Maturing August 6, 2009                     17,202,516
             Rite Aid Corp.
 34,750,000  Term Loan, Maturing April 30, 2008                     35,601,375
             Roundy's, Inc.
 21,860,625  Term Loan, Maturing June 6, 2009                       22,097,441
             The Pantry, Inc.
  7,701,661  Term Loan, Maturing March 12, 2011                      7,812,372
-------------------------------------------------------------------------------
                                                                $  122,639,921
-------------------------------------------------------------------------------

Retail - Multiline -- 0.6%
-------------------------------------------------------------------------------
             Kmart Corp.
$15,000,000  Term Loan, Maturing May 6, 2006                    $   15,084,375
             Rent-A-Center, Inc.
  4,962,500  Term Loan, Maturing May 28, 2009                        5,027,633
-------------------------------------------------------------------------------
                                                                $   20,112,008
-------------------------------------------------------------------------------

Retail - Specialty -- 1.5%
-------------------------------------------------------------------------------
             Advance Stores Co., Inc.
$   303,440  Term Loan, Maturing November 30, 2006              $      307,138
 10,152,938  Term Loan, Maturing November 30, 2007                  10,276,682
             CSK Auto, Inc.
 16,800,000  Term Loan, Maturing June 20, 2009                      16,989,000
             FTD, Inc.
  4,189,500  Term Loan, Maturing February 28, 2011                   4,210,447
             Mall of America Kay-Bee Toy
    616,285  DIP Loan, Maturing January 20, 2006                       614,744
             Oriental Trading Co., Inc.
  7,724,954  Term Loan, Maturing August 4, 2010                      7,778,063
    500,000  Term Loan, Maturing January 8, 2011                       509,791
             Travelcenters of America, Inc.
  9,652,616  Term Loan, Maturing November 30, 2008                   9,781,314
-------------------------------------------------------------------------------
                                                                $   50,467,179
-------------------------------------------------------------------------------

Road and Rail -- 1.1%
-------------------------------------------------------------------------------
             Kansas City Southern Railway Co.
$ 2,875,000  Term Loan, Maturing March 30, 2008                 $    2,914,531
             NFIL Holdings Corp.
  1,772,024  Term Loan, Maturing February 27, 2010                   1,795,282
  5,670,476  Term Loan, Maturing February 27, 2010                   5,743,132
             Quality Distribution, LLC
    490,019  Term Loan, Maturing November 13, 2009                     483,894
             Rail America Australia Finance
  1,708,022  Term Loan, Maturing May 31, 2009                        1,728,304
             Rail America Canada Corp.
  1,106,847  Term Loan, Maturing May 31, 2009                        1,119,991
  7,543,763  Term Loan, Maturing May 31, 2009                        7,633,346
             SIRVA Worldwide, Inc.
  8,811,765  Term Loan, Maturing December 31, 2010                   8,888,868
             Yellow Roadway Corp.
  3,136,364  Term Loan, Maturing June 11, 2008                       3,159,886
  2,240,260  Term Loan, Maturing June 11, 2008                       2,257,062
-------------------------------------------------------------------------------
                                                                $   35,724,296
-------------------------------------------------------------------------------

Semiconductor Equipment and Products -- 0.2%
-------------------------------------------------------------------------------
             AMI Semiconductor
$ 1,492,500  Term Loan, Maturing September 26, 2008             $    1,509,291
             Fairchild Semiconductor Corp.
  4,664,750  Term Loan, Maturing June 19, 2008                       4,728,890
-------------------------------------------------------------------------------
                                                                $    6,238,181
-------------------------------------------------------------------------------

Telecommunications - Wireless -- 2.5%
-------------------------------------------------------------------------------
             Cellular South, Inc.
$ 2,000,000  Term Loan, Maturing May 4, 2011                    $    2,011,250
             Centennial Cellular Operating Co., LLC
 11,072,250  Term Loan, Maturing February 9, 2011                   11,091,859
             Crown Castle Operating Co.
  1,500,000  Term Loan, Maturing September 15, 2007                  1,511,116
 14,033,858  Term Loan, Maturing September 30, 2010                 14,291,730
             Dobson Cellular Systems, Inc.
  7,612,997  Term Loan, Maturing March 31, 2010                      7,608,239
             Nextel Communications
 25,633,272  Term Loan, Maturing December 15, 2010                  25,852,975
             Nextel Partners Operating Corp.
  8,120,000  Term Loan, Maturing May 31, 2011(2)                     8,120,000
             SBA Senior Finance, Inc.
  5,766,041  Term Loan, Maturing October 31, 2008                    5,794,871
             Spectrasite Communications, Inc.
  3,091,422  Term Loan, Maturing June 30, 2006                       3,128,132
  1,898,271  Term Loan, Maturing June 30, 2007                       1,908,554
             Winstar Communications, Inc.
  5,535,460  Term Loan, Maturing June 30, 2003(2)(3)                 2,382,462
-------------------------------------------------------------------------------
                                                                $   83,701,188
-------------------------------------------------------------------------------

Telecommunications - Wireline -- 2.1%
-------------------------------------------------------------------------------
             Cincinnati Bell, Inc.
$13,496,429  Term Loan, Maturing June 30, 2008                  $   13,644,889
             Consolidated Communications, Inc.
  7,800,000  Term Loan, Maturing April 14, 2012                      7,829,250
             D&E Communications, Inc.
  3,366,563  Term Loan, Maturing December 31, 2011                   3,404,436
             MJD Communications
 22,049,616  Term Loan, Maturing March 31, 2007                     22,159,864
             Qwest Corp.
 21,250,000  Term Loan, Maturing June 30, 2007                      21,969,844
-------------------------------------------------------------------------------
                                                                $   69,008,283
-------------------------------------------------------------------------------

Textiles and Apparel -- 0.2%
-------------------------------------------------------------------------------
             St. John Knits International, Inc.
$ 4,936,623  Term Loan, Maturing July 31, 2007                  $    4,970,562
             Walls Industries, Inc.
    197,301  Revolving Loan, Maturing February
             28, 2006(2)                                               138,111
  3,383,221  Term Loan, Maturing February 28, 2006(2)                2,368,255
-------------------------------------------------------------------------------
                                                                $    7,476,928
-------------------------------------------------------------------------------

Theaters -- 1.5%
-------------------------------------------------------------------------------
             Cinemark, Inc.
$13,000,000  Term Loan, Maturing March 31, 2011                 $   13,186,875
             Hollywood Theater Holdings
  7,062,394  Term Loan, Maturing March 31, 2006(2)                   7,097,000
             Loews Cineplex Entertainment Corp.
  3,906,818  Term Loan, Maturing March 31, 2007                      3,916,585
  1,416,875  Term Loan, Maturing February 29, 2008                   1,419,532
             Regal Cinemas Corp.
 23,665,000  Term Loan, Maturing November 10, 2010                  23,883,168
-------------------------------------------------------------------------------
                                                                $   49,503,160
-------------------------------------------------------------------------------

Utility -- 2.8%
-------------------------------------------------------------------------------
             Allegheny Energy Supply Co.
$14,870,000  Term Loan, Maturing March 8, 2011                  $   14,909,837
             Calpine Corp.
  1,496,231  Term Loan, Maturing July 15, 2007                       1,501,842
             Calpine Generating Co., LLC
  5,050,000  Term Loan, Maturing April 1, 2009                       5,002,656
             Centerpoint Energy, Inc.
 27,848,649  Term Loan, Maturing October 7, 2006                    28,326,058
             Cogentrix Delaware Holdings, Inc.
  3,000,000  Term Loan, Maturing February 26, 2009                   3,017,499
             NRG Energy, Inc.
  3,138,557  Term Loan, Maturing June 23, 2010                       3,232,714
  5,583,603  Term Loan, Maturing June 23, 2010                       5,752,507
             NUI Corp.
  3,396,516  Term Loan, Maturing November 24, 2004                   3,366,797
             NUI Utilities, Inc.
    665,984  Term Loan, Maturing November 24, 2004                     660,156
             Pacific Energy Group, LLC
 13,700,000  Term Loan, Maturing July 26, 2009                      13,837,000
             Teton Power Funding, LLC
  7,025,000  Term Loan, Maturing March 12, 2011                      7,095,250
             Tuscon Electric Power Co.
  6,800,000  Term Loan, Maturing June 30, 2009                       6,851,000
-------------------------------------------------------------------------------
                                                                $   93,553,316
-------------------------------------------------------------------------------

Total Senior, Floating Rate Interests
  (identified cost $2,995,397,906)                              $3,002,107,356
-------------------------------------------------------------------------------

Corporate Bonds & Notes -- 0.6%

Principal
Amount
(000's omitted)     Security                                       Value
-------------------------------------------------------------------------------
Auto Components -- 0.1%
-------------------------------------------------------------------------------
             Key Plastics, Jr. Secured Sub Note
$       816  4.00%, 4/26/07(2)                                  $      824,624
             Key Plastics, Sr. Secured Sub Note
      1,691  7.00%, 4/26/07(2)                                       1,694,518
-------------------------------------------------------------------------------
                                                                $    2,519,142
-------------------------------------------------------------------------------

Broadcasting and Cable -- 0.3%
-------------------------------------------------------------------------------
             Paxson Communications Corp.
    $10,450  3.89%, 1/15/10(4)                                  $   10,397,750
-------------------------------------------------------------------------------
                                                                $   10,397,750
-------------------------------------------------------------------------------
Business Services -- 0.2%
-------------------------------------------------------------------------------
             Advanstar Communications, Inc.
     $5,459  8.68%, 8/15/08                                     $    5,711,218
-------------------------------------------------------------------------------
                                                                $    5,711,218
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost $18,237,936)                                 $   18,628,110
-------------------------------------------------------------------------------

Common Stocks, Preferred Stocks and Warrants -- 1.0%

Shares/Rights       Security                                       Value
-------------------------------------------------------------------------------
    505,552  Carlyle Key Partners III, L.P.(2)(3)(5)            $    8,331,497
    366,368  Chart Industries, Inc. Common Stock(3)                 10,991,040
     33,278  Environmental Systems Products
             Holdings Common Stock(2)(3)(5)                            568,388
        245  Gentek Inc. Stock Warrant A(3)(5)                           1,470
        130  Gentek Inc. Stock Warrant B(2)(3)(5)                        1,020
         63  Gentek Inc. Stock Warrant C(2)(3)(5)                          347
    145,156  Gentek, Inc. Common Stock(3)                            5,632,053
    133,410  Hayes Lemmerz International, Common
             Stock(3)                                                1,765,014
        445  Hayes Lemmerz International,
             Preferred Stock(2)(3)(5)                                   25,433
        124  Identity Now Holdings Common Stock
             (2)(3)(5)                                                       0
     32,238  IDT Corp., Class B, Common Stock(2)(3)                    576,738
        126  KAC Mezzanine Holdings Co. Warrants
             Class A(2)(3)(5)                                          306,833
        115  KAC Mezzanine Holdings Co. Warrants
             Class B(2)(3)(5)                                          280,069
        217  Key Plastics LLC Preferred Stock
             (Series A)(2)(3)(5)                                       212,431
         52  Knowledge Universe, Inc., Common
             Stock(2)(3)(5)                                             37,435
        331  Leiner Health Products, Inc.
             Preferred Stock(2)(3)                                     660,159
     34,364  Professional Services Industries
             Holdings, Inc.(2)(3)(5)                                   120,961
     12,592  RoTech Medical Corp. Common Stock(2)
             (3)(5)                                                     28,710
    297,015  Safelite Glass Corporation Common
             Stock(2)(3)(5)                                          1,306,866
     20,048  Safelite Realty Corporation Common
             Stock(2)(3)(5)                                            150,160
         30  Teligent, Inc. Common Stock(2)(3)(5)                      180,000
    262,175  Thermadyne Holdings Corp., Common
             Stock(3)                                                3,497,415
-------------------------------------------------------------------------------
Total Common Stocks, Preferred
Stocks and Warrants
  (identified cost, $13,609,138)                                $   34,674,039
-------------------------------------------------------------------------------

Short-Term Investments -- 5.6%

Principal
Amount
(000's omitted)     Security                                       Value
-------------------------------------------------------------------------------
Banks and Money Services -- 5.6%
-------------------------------------------------------------------------------
             Cafco, LLC
$    50,000  1.03%, 6/14/04                                     $   49,977,111
             Kittyhawk Funding
     25,000  1.10%, 7/15/04                                         24,964,097
             Receivables Capital Corp.
     27,660  1.03%, 6/8/04                                          27,652,086
             Altria Group, Inc.
    517,000  1.80%, 10/29/04                                        17,000,000
             Investors Bank & Trust Company
             Term Deposit
     65,542  1.06%, 06/01/04                                        65,542,000
-------------------------------------------------------------------------------
                                                                $  185,135,294
-------------------------------------------------------------------------------
Total Short-Term Investments
  (amortized cost $185,135,294)                                 $  185,135,294
-------------------------------------------------------------------------------
Total Investments -- 97.6%
  (identified cost, $3,212,380,274)                             $3,240,544,799
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.4%                          $   78,845,380
-------------------------------------------------------------------------------
Net Assets --  100.0%                                           $3,319,390,179
-------------------------------------------------------------------------------
Note -- At May 31, 2004, the Portfolio had unfunded commitments amounting to $147,936,349 under various credit agreements.
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating- rate interests will have an expected average life of approximately two to three years.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Non-income producing security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5) Restricted Security.

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2004

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
(Expressed in United States Dollars)

As of May 31, 2004
Assets
----------------------------------------------------------------------------
Investments, at value (identified cost,
$3,212,380,274)                                              $3,240,544,799
Cash                                                             53,922,366
Cash collateral segregated for credit default swaps              11,700,000
Receivable for investments sold                                   1,589,021
Receivable for open swap contracts                                   80,845
Interest receivable                                              11,353,454
Prepaid expenses                                                    478,236
----------------------------------------------------------------------------
Total assets                                                 $3,319,668,721
----------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                              $5,179
Accrued expenses                                                    273,363
----------------------------------------------------------------------------
Total liabilities                                                  $278,542
----------------------------------------------------------------------------
Net assets applicable to investors' interest in
  Portfolio                                                  $3,319,390,179
----------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------
Net proceeds from capital contributions and
withdrawals                                                  $3,291,307,093
Net unrealized appreciation (computed on the basis
  of identified cost)                                            28,083,086
----------------------------------------------------------------------------
Total                                                        $3,319,390,179
----------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2004

FINANCIAL STATEMENTS

Statement of Operations
(Expressed in United States Dollars)

For the Six Months Ended May 31, 2004
Investment Income
---------------------------------------------------------------------------
Interest                                                      $ 70,159,092
Dividends                                                          173,079
---------------------------------------------------------------------------
Total investment income                                       $ 70,332,171
---------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------
Investment adviser fee                                        $  7,461,301
Trustees' fees and expenses                                         20,091
Custodian fee                                                      455,861
Legal and accounting services                                      379,497
Interest expense                                                   156,880
Miscellaneous                                                      231,732
---------------------------------------------------------------------------
Total expenses                                                $  8,705,362
---------------------------------------------------------------------------
Net investment income                                         $ 61,626,809
---------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
---------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)             $(11,749,893)
  Swap contracts                                                    96,836
---------------------------------------------------------------------------
Net realized loss                                             $(11,653,057)
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                          $65,539,653
  Swap contracts                                                   (81,439)
---------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation)                                               $65,458,214
---------------------------------------------------------------------------
Net realized and unrealized gain                               $53,805,157
---------------------------------------------------------------------------
Net increase in net assets from operations                    $115,431,966
---------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2004

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)

Increase (Decrease)                                                                            Six Months Ended    Year Ended
in Net Assets                                                                                  May 31, 2004        November 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                                         $61,626,809         $152,220,091
  Net realized loss from investment transactions and swap contracts                             (11,653,057)        (160,763,753)
  Net change in unrealized appreciation from investments and swap contracts                      65,458,214          298,517,125
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                     $115,431,966         $289,973,463
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                                                $212,142,345         $153,927,132
  Withdrawals                                                                                  (392,488,940)      (1,144,525,995)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                                          $(180,346,595)       $(990,598,863)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                                     $(64,914,629)       $(700,625,400)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------------

At beginning of period                                                                       $3,384,304,808        $4,084,930,208
------------------------------------------------------------------------------------------------------------------------------------

At end of period                                                                             $3,319,390,179        $3,384,304,808
------------------------------------------------------------------------------------------------------------------------------------

                                                See notes to financial statements

Senior Debt Portfolio as of May 31, 2004

FINANCIAL STATEMENTS CONT'D

Supplementary Data
(Expressed in United States Dollars)

                                   Six Months Ended    Year Ended  Period Ended
                                        May 31,       November 30, November 30,                  Year Ended December 31,
                                   ----------------   ------------ ------------  -----------------------------------------------
                                         2004           2003        2002(1)       2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                               0.51%(2)        0.50%        0.47%(2)     0.47%        0.44%        0.56%        0.93%
  Interest expense                       0.01%(2)        0.01%        0.01%(2)     0.01%        0.01%        0.01%        0.01%
  Net investment income                  3.67%(2)        4.14%        4.77%(2)     7.04%        8.62%        7.32%        7.12%
Portfolio turnover                         49%             47%          42%          33%          47%          64%          56%
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                          3.50%           8.19%        0.85%        3.35%          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
(000's omitted)                    $3,319,390      $3,384,305    $4,084,930  $5,730,074   $8,021,787   $9,386,851   $6,430,334
--------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven-month period ended November 30, 2002.
(2)  Annualized.
(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                                                See notes to financial statements

Senior Debt Portfolio as of May 31, 2004

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2004, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and
  Eaton Vance Institutional Senior Floating-Rate Fund held approximately
  52.2%, 2.0%, 41.3%, 3.6% and 0.9% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Non-Loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities for which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Advisory Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2004, the effective annual rate, based on average daily gross assets, was 0.44% (annualized) and amounted to $7,461,301. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2004, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2004 aggregated $1,483,659,145 and $1,420,501,324, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $465 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $156,880 for the six months ended May 31, 2004, which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2004. As of May 31, 2004, the Portfolio had no borrowings outstanding.

5 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  At May 31, 2004, the Portfolio had entered into Credit Default Swaps with Credit Suisse First Boston dated February 6, 2004 and February 12, 2004 whereby the Portfolio will receive 2.45% per year times the notional amounts of $7,800,000 and $3,900,000, respectively. The Portfolio makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap). At May 31, 2004, the Portfolio had sufficient cash segregated to cover potential obligations arising from open swap contracts.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2004, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                        $3,212,380,274
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                         $   46,248,538
  Gross unrealized depreciation                            (18,084,013)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                           $   28,164,525
  ------------------------------------------------------------------------------
Unrealized depreciation on swaps was $81,439.

Senior Debt Portfolio as of May 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Senior Debt Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of May 31, 2004, and the related statements of operations for the six months then ended, the statements of changes in net assets for the six months ended May 31, 2004 and the year ended November 30, 2003, and the supplementary data for the six months ended May 31, 2004, the year ended November 30, 2003, the period from January 1, 2002 to November 30, 2002, and each of the years in the four-year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at May 31, 2004 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of May 31, 2004, the results of its operations, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2004

Eaton Vance Advisers Senior Floating-Rate Fund

INVESTMENT MANAGEMENT

Eaton Vance Advisers Senior Floating-Rate Fund

                  Officers                        Trustees

                  SCOTT H. PAGE                   JAMES B. HAWKES
                  President
                                                  SAMUEL L. HAYES, III
                  PAYSON F. SWAFFIELD
                  Vice President                  WILLIAM  H. PARK

                  BARBARA E. CAMPBELL             RONALD A. PEARLMAN
                  Treasurer
                                                  NORTON H. REAMER
                  ALAN R. DYNNER
                  Secretary                       LYNN A. STOUT

Senior Debt Portfolio

                  Officers                        Trustees

                  SCOTT H. PAGE                   JAMES B. HAWKES
                  President and
                  Co-Portfolio Manager            SAMUEL L. HAYES, III

                  PAYSON F. SWAFFIELD             WILLIAM H. PARK
                  Vice President and
                  Co-Portfolio Manager            RONALD A. PEARLMAN

                  BARBARA E. CAMPBELL             NORTON H. REAMER
                  Treasurer
                                                  LYNN A. STOUT
                  ALAN R. DYNNER
                  Secretary

                  INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

        ADMINISTRATOR OF EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         INVESTORS BANK & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.
--------------------------------------------------------------------------------

166-7/04                                                                A-SFRSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Advisers Senior Floating Rate Fund

By:      /s/ Scott H. Page
         -----------------------------
         Scott H. Page
         President

Date:    July 16, 2004
         -------------

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         -----------------------------
         Barbara E. Campbell
         Treasurer

Date:    July 16, 2004
         -------------


By:      /s/ Scott H. Page
         -----------------------------
         Scott H. Page
         President

Date:    July 16, 2004
         -------------